Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2012
Above Market Acquired Charters (Abstract)
Above Market Acquired Charters (Table Text Block)

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	Total
Carrying amount as at January 1, 2011	—	8,062	8,062
Acquisition	48,551	—	48,551
Amortization	(3,008)	(2,481)	(5,489)

Carrying amount as at December 31, 2011	$45,543	$5,581	$51,124

Amortization	(2,672)	(1,237)	(3,909)

Carrying amount as at June 30, 2012	$42,871	$4,344	$47,215

Above Market Acquired Charter Future Amortization Expense (Table Text Block)

For the twelve months period ended June 30,	M/V Cape Agamemnon	M/T Assos	Total
2013	5,357	2,481	7,838
2014	5,357	1,863	7,220
2015	5,357	—	5,357
2016	5,371	—	5,371
2017	5,357	—	5,357
Thereafter	16,072	—	16,072

Total	42,871	4,344	47,215